Financial Risk Management (Details) - Schedule of Trade Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Disclosure of acquired receivables [line items]
Trade receivables	RM 7,119,565	$ 1,509,758	RM 8,875,616
Expected credit loss	(243,021)		(243,021)
Trade receivables, net	6,876,544	1,458,224	8,632,595	$ 1,830,607
Trade receivables, net (in Dollars)	6,876,544	1,458,224	8,632,595	1,830,607
Not past due [Member]
Disclosure of acquired receivables [line items]
Trade receivables	5,806,342		7,342,981
Expected credit loss	(206,183)		(219,384)
Trade receivables, net	5,600,159	1,187,557	7,123,597	1,510,613
Trade receivables, net (in Dollars)	5,600,159	1,187,557	7,123,597	1,510,613
30 days [Member]
Disclosure of acquired receivables [line items]
Trade receivables	1,039,791		1,528,107
Expected credit loss	(26,259)		(19,109)
Trade receivables, net	1,013,532	214,927	1,508,998	319,994
Trade receivables, net (in Dollars)	1,013,532	214,927	1,508,998	319,994
31 days to 60 days [Member]
Disclosure of acquired receivables [line items]
Trade receivables	271,389
Expected credit loss	(10,497)
Trade receivables, net	260,892	55,324
Trade receivables, net (in Dollars)	260,892	55,324
61 days to 90 days [Member]
Disclosure of acquired receivables [line items]
Trade receivables	1,344		2,832
Expected credit loss	(54)		(2,832)
Trade receivables, net	1,290	274
Trade receivables, net (in Dollars)	1,290	274
91 days to 120 days [Member]
Disclosure of acquired receivables [line items]
Trade receivables	699
Expected credit loss	(28)
Trade receivables, net	671	142
Trade receivables, net (in Dollars)	671	142
>120 days [Member]
Disclosure of acquired receivables [line items]
Trade receivables			1,696
Expected credit loss			(1,696)
Trade receivables, net
Trade receivables, net (in Dollars)